Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000269241
Shareholder Report [Line Items]
Fund Name	TimesSquare Quality Mid Cap Growth ETF
Trading Symbol	TSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TimesSquare Quality Mid Cap Growth ETF (the "Fund") for the period of December 29, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tscmetfs.com/funds/tscm/ . You can also request this information by contacting us at (888) 383-8726.
Additional Information Phone Number	(888) 383-8726
Additional Information Website	www.tscmetfs.com/funds/tscm/
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TimesSquare Quality Mid Cap Growth ETF	$23Footnote Reference(1)	0.55%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period December 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.55%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period December 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 43,923,036
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to. Total Net Assets$43,923,036 # of Portfolio Holdings41 Portfolio Turnover Rate122%
Holdings [Text Block]
Table Summary
Sector Allocation	% of Net Assets
Information Technology	28.9%
Industrials	23.9
Health Care	13.8
Consumer Discretionary	7.0
Financials	6.6
Energy	5.9
Consumer Staples	4.6
Communication Services	3.4
Utilities	2.2
Materials	1.8
Others	1.9

[1]	Based on the period December 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Annualized